Long-Term Trade And Unbilled Receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Receivables	$ 8,284	$ 201
Unbilled receivables	234,292	229,486
Long-term trade and unbilled receivables	$ 242,576	$ 229,687